Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Summary of Significant Accounting Policies
Summary of calculation of basic and diluted net income (loss) per ordinary share

	For the Three	For the Six
	Months Ended	Months Ended
	June 30,	June 30,
	2021	2021
Redeemable Class A common stock
Numerator: earnings allocable to redeemable Class A common stock
Interest income	$10,194	$16,316
Net earnings	$10,194	$16,316
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted	27,962,071	28,526,273
Earnings per share basic and diluted redeemable Class A common stock	$—	$—
Non-Redeemable Class A and B common stock
Numerator: net income minus redeemable net earnings
Net income	$2,468,730	$1,703,990
Less: interest income allocated to redeemable Class A common stock	(10,194)	(16,316)
Net income attributable to Non-redeemable Class A and B common stock	$2,458,536	$1,687,674
Denominator: weighted average non-redeemable Class A and B common stock
Non-Redeemable Class A and B common stock shares, basic and diluted	11,569,179	9,977,775
Earnings per share basic and diluted non-redeemable Class A and B common stock	$0.21	$0.17